COMMITMENTS (Details)	Jul. 20, 2020 USD ($) shares	Aug. 20, 2018 USD ($) item	Aug. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Aug. 30, 2018 USD ($)
Other Commitments [Line Items]
Portion Of Shareholders Entitled With Three Demands		25.00%
Maximum Number Of Demands To Register Securities | item		3
Deferred Underwriting Fee Payable			$ 2,213,750	$ 2,213,750	$ 2,213,750	$ 2,213,750
Merger agreement
Other Commitments [Line Items]
Merger consideration payable to Reviva Stockholders & Reviva Security Holders	$ 62,400,000
Earnout Shares to be issued to Reviva Stockholders | shares	1,000,000
Earnout period	3 years
IPO [Member]
Other Commitments [Line Items]
Deferred Underwriting Fee Percentage		3.50%
Deferred Underwriting Fee Payable		$ 2,213,750